WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
WARRANTS
Schedule of common stock for the outstanding
Outstanding as of January 1, 2022	---
Granted	435,720,435
Exchanged for common shares	14,437,500
Outstanding as of December 31, 2022	421,282,935

Schedule of fair value of warrants issued
Strike price	$0.001-0.008
Term (years)	5
Volatility	0.145%-0.148%
Risk free rate	2.81-2.66
Dividend yield	0